Current maturities of long term loans (Schedule of Current Maturities of Long Term Loans) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Current maturities of long term bank loans	€ 10,232	€ 4,138
Current maturities of other long term loans	€ 4,021
Interest rate of other long term loans	5.27%	5.27%
Consumer price index in Israel [Member]
Disclosure of detailed information about borrowings [line items]
Current maturities of long term bank loans	€ 1,762	€ 1,669
Linkage terms	Consumer price index in Israel
Interest rate	4.65%	4.65%
EURIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Current maturities of long term bank loans	€ 8,470	€ 2,469
Linkage terms	EURIBOR
Current maturities of other long term loans	€ 4,021
Linkage terms of other long term loans	EURIBOR
Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.00%	2.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.55%	3.55%